Assets pledged, collateral received and assets transferred - Assets pledged and collateral received (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 211,892	$ 210,401
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	82,135	81,140
Assets accepted as collateral that can be sold or repledged in the absence of default	476,455	447,101
Assets accepted as collateral and sold or repledged	271,582	246,520
Trading assets
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	69,719	64,225
Financial investments
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	12,416	16,915
Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets pledged as collateral	9,613	12,774
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	412	236
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets pledged as collateral	55,370	43,168
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	66,629	67,312
Equity securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	34,472	26,101
Other
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 45,396	$ 60,810